OTHER LONG-TERM LIABILITIES - Deposits (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Long Term Liabilities
Other Long Term Liabilities [Line Items]
Deposits from franchisees	¥ 114,874,876	$ 16,655,291	¥ 118,803,438